Condensed Consolidated Statements Of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
NET INCOME (LOSS)	$ 3,155,717	$ 1,552,308	$ 223,922
UNREALIZED APPRECIATION (DEPRECIATION) ON AVAILABLE FOR SALE SECURITIES (Net of deferred tax expense of $5,660,000, $352,000, and $1,972,000 for 2012, 2011, and 2010, respectively)	8,493,141	524,119	2,959,420
RECLASSIFICATION ADJUSTMENT FOR SALE OF SECURITIES INCLUDED IN NET INCOME (LOSS) (Net of deferred tax expense of $1,668,000, $2,024,000 and ($32,000), for 2012, 2011, and 2010, respectively)	(2,505,141)	(3,027,406)	47,793
RECLASSIFICATION ADJUSTMENT FOR WRITE-DOWN OF SECURITIES INCLUDED IN NET INCOME (LOSS)(Net of deferred tax expense (benefit) of $0, ($168,000) and ($344,000), for 2012, 2011, and 2010, respectively)	0	247,287	514,787
MINIMUM PENSION LIABILITY (Net of deferred tax benefit of $(400,000), $(910,000), and $(300,000), for 2012, 2011, and 2010, respectively)	(601,778)	(1,366,399)	(453,765)
POSTRETIREMENT LIABILITY (Net of deferred tax espense (benefit) of $(375,000), $1,400,000, and $(1,050,000) for 2012, 2011, and 2010, respectively)	(563,961)	2,099,783	(908,310)
COMPREHENSIVE INCOME	$ 7,977,978	$ 29,692	$ 2,383,847